Inventories (Tables)	12 Months Ended
Mar. 31, 2023
Classes of current inventories [abstract]
Summary of Inventories

	As of March 31,
	2023	2022
Finished goods	20,951	30,951
Inventory write down	(20,951)	(10,000)
Inventory, net	—	20,951